Common Stock and Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock and Stock-Based Compensation [Abstract]
COMMON STOCK AND STOCK-BASED COMPENSATION
8.	COMMON STOCK AND STOCK-BASED COMPENSATION

Common Stock

In connection with the Merger, the Company filed its restated amended certificate of incorporation, which authorized the issuance of up to 500,000,000 shares of Common stock with a par value of $0.0001 per share.

At June 30, 2025 and December 31, 2024, there were 500,000,000 shares of Common stock authorized, and 2,061,779 and 1,714,792 shares issued and outstanding, respectively. Holders of Common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. Holders of Common stock are entitled to one vote for each share of Common stock held at all meetings of stockholders.

Common stock reserved for issuance at June 30, 2025 and December 31, 2024, was as follows:

	June 30, 2025	December 31, 2024
Warrants outstanding for future issuance of Common stock	881,007	729,166
Stock options and restricted stock units	438,384	353,908
Stock options and restricted stock units available for future issuance	285,341	34,934
Total shares of Common stock reserved	1,604,732	1,118,008

Triton Financing

On February 13, 2025, the Company entered into a common stock purchase agreement with Triton related to the purchase of up to $1.5 million of shares of the Company's Common stock between the date a form S-1 registration statement became effective and June 30, 2025. Triton is a San Diego based entity that makes direct investments in publicly-traded companies. Under the form S-1 registration statement, the Company registered 492,842 shares of Common stock consisting of (a) up to 342,842 shares of Common stock and (b) up to 150,000 shares of Common stock underlying a warrant to purchase the Company's Common stock.

The S-1 registration statement became effective on March 27, 2025. On March 31, 2025, the Company issued 342,842 shares of Common stock to Triton, subject to payment by Triton for the shares. During the three months ended June 30, 2025, the Company received $0.5 million of gross proceeds for the sale of Common stock. The Company recorded the proceeds to Common stock and additional paid-in capital, and recorded $0.2 million of deferred transaction costs to additional paid-in capital for the three months ended June 30, 2025.

Equity Incentive Plan

Under the 2009 Equity Incentive Plan (the “2009 Plan”), the 2019 Equity Incentive Plan (the “2019 Plan”), and the 2024 Equity Incentive Plan (the “2024 Plan” and together with the 2009 Plan and 2019 Plan, “the Plans”), the Company may grant stock options (both service-based and performance milestone-based) to employees and non-statutory stock options, restricted share awards (“RSAs”) and restricted stock units (“RSUs”) to employees, officers, and non-employee directors and consultants of the Company. Under the Plans, stock options may be immediately exercisable subject to repurchase or may be exercisable as determined by the Board of Directors. The Company has not allowed for early exercises of options under the Plans. Additionally, to date, the Company has not issued RSAs under the Plans. At June 30, 2025 and December 31, 2024, there were options outstanding to purchase a total of 377,134 and 309,351 shares of Common stock under the Plans, respectively, and 61,250 and 44,520 unvested RSUs, respectively. At June 30, 2025 and December 31, 2024, 285,341 and 34,934 shares of Common stock were available for issuance for either option or RSU grants, respectively, under the 2019 Plan and 2024 Plan.

Employee Stock Purchase Plan

Under the Company’s 2024 Employee Stock Purchase Plan (the “ESPP”) eligible employees may contribute a portion of their eligible earnings toward the purchase of our shares of Common stock at a pre-determined discounted price, subject to certain limitations set forth in the ESPP. Employees can purchase stock at a 15% discount applied to the lower of the closing stock prices on the first trading day of the applicable offering period or last trading day of the purchase period for such offering period. The Company commenced its first offering period under the ESPP on May 15, 2025. For the three and six months ended June 30, 2025, no shares of Common stock have been purchased under the ESPP and stock-based compensation expense related to the ESPP was immaterial.

Service-based Stock Options

Option award activity for service-based stock options granted at June 30, 2025, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances at January 1, 2025	304,245	$31.60	9.5	$802
Granted	70,859	5.90	-	-
Exercised	-	-	-	-
Expired	(3,076)	87.40	-	-
Forfeited	-	-	-	-
Balances at June 30, 2025	372,028	$26.16	9.2	$-
Vested and exercisable at June 30, 2025	179,314	$47.17	8.9	$-

Stock options that vested during the six months ended June 30, 2025, had a weighted-average grant date fair value of $7.15. As reflected in the table above, no service-based options were exercised during the six months ended June 30, 2025. There were 192,714 service-based unvested options at June 30, 2025 and $1.2 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over the weighted-average period of 2.5 years.

Performance Milestone-based Stock Options

Option award activity for performance milestone-based stock options granted at June 30, 2025, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 1, 2025	5,106	$417.00	5.6	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balances at June 30, 2025	5,106	$417.00	5.1	$-
Vested and exercisable at June 30, 2025	1,702	$417.00	5.1	$-

As reflected in the table above, no performance milestone-based options were granted or exercised during the six months ended June 30, 2025. There were no performance milestone-based options that vested during the six months ended June 30, 2025. There were 3,404 of performance milestone-based unvested options and total unrecognized compensation costs were immaterial at June 30, 2025.

Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Balances at January 1, 2025	44,520	$193.80
Granted	36,073	6.14
Vested	(15,366)	86.31
Forfeited	(3,977)	180.00
Balances at June 30, 2025	61,250	$116.75

The RSUs have both a service-based condition or a performance milestone-based condition(s) and a liquidity event condition. The total RSU vesting expense was $1.4 million and $3.3 million for the three and six months ended June 30, 2025, respectively. As of June 30, 2025, the Company had $3.0 million of future expense to be recognized relating to the RSU’s which still require satisfaction of the service condition, which is expected to be recognized over the weighted-average period of 0.8 years.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s interim condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$70	$-	$197	$-
Sales and marketing	12	-	21	-
General and administrative	1,481	97	3,476	195
Total stock-based compensation expense	$1,563	$97	$3,694	$195

11. COMMON STOCK AND STOCK-BASED COMPENSATION

Common Stock

As discussed in Note 4, in connection with the Merger consummation, the Company filed its restated amended certificate of incorporation, which authorized the issuance of up to 500,000,000 shares of Common stock with a par value of $0.0001 per share.

At December 31, 2024 and 2023, there were 500,000,000 and 18,858,216 shares of Common stock authorized, respectively, and 1,714,792 and 166,793 shares issued and outstanding, respectively. Holders of Common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of convertible preferred stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024	2023
Series A convertible preferred stock	—	78,699
Series B convertible preferred stock	—	125,550
Series C convertible preferred stock	—	74,925
Series D convertible preferred stock	—	65,636
Series E convertible preferred stock	—	57,616
Warrants outstanding for future issuance of convertible preferred stock	—	4,343
Warrants outstanding for future issuance of Common stock	729,166	66,858
Stock options and restricted stock units	353,908	82,850
Stock options and restricted stock units available for future issuance	34,934	33,523
Total shares of common stock reserved	1,118,008	590,000

Equity Incentive Plans

The Company has previously maintained the 2009 Equity Incentive Plan (the “2009 Plan”) and the 2019 Equity Incentive Plan (the “2019 Plan”), under which the Company previously granted stock options (both service-based and milestone-based) and RSUs. The Company currently maintains the 2024 Incentive Award Plan (the “2024 Plan” and together with the 2009 Plan and 2019 Plan, “the Plans”), under which the Company may grant incentive stock options to employees of the Company and non-statutory stock options, restricted share awards, RSUs and other stock-based and cash-based awards to employees, officers, and non-employee directors and consultants of the Company. No further awards have been or will be issued under the 2009 Plan or 2019 Plan following the Closing of the Merger.

The Company recognizes compensation costs for service-based option awards on a straight-line basis over the expected requisite service period of the employee or non-employee, which is the award’s vesting term, generally, over four years. The performance milestone-vested option awards vest upon the achievement of a single award specific performance condition. At the grant date, the Company estimates the implicit requisite service period based on the expected achievement of the performance condition. This implicit requisite service period is reviewed at each reporting date as the achievement of the performance condition might occur at a point in time different than originally estimated. The Company recognizes compensation costs for the performance option awards ratably over the implicit service period when it is deemed probable that the performance condition will be met. The options expire ten years from the date of grant.

The exercise price for stock options granted under the Plans must generally be equal to at least 100% of the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors. The exercise price of an incentive stock option granted under the Plans to a ten percent stockholder must be at least equal to 110% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors.

Prior to the Closing of the Merger, the Company granted RSUs, which were subject to vesting upon the satisfaction of both a service-based or performance milestone(s)-based condition and a liquidity event condition. The liquidity event condition for RSUs would generally be satisfied upon the earlier of an initial public offering or an acquisition, and was deemed satisfied upon Closing of the Merger. Such RSUs expire ten years from the date of grant. The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.

As of December 31, 2024 and 2023, there were options outstanding to purchase a total of 309,351 and 26,899 shares of common stock under the Plans, respectively, and 44,520 and 55,891 unvested RSUs, respectively. As of December 31, 2024, 34,934 shares of common stock were available for issuance pursuant to awards under the 2024 Plan.

Service-based Stock Options

Option award activity for service-based stock options granted as of December 31, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2023	48,506	$355.40	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(19,045)	319.00	—	—
Forfeited	(7,668)	457.40	—	—
Balances as of December 31, 2023	21,793	$352.00	4.8	$754
Granted	282,528	6.80	—	—
Exercised	—	—	—	—
Expired	(76)	87.40	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	304,245	$31.60	9.5	$802
Options vested and exercisable at December 31, 2024	155,366	$54.20	9.1	$380

The aggregate intrinsic value of service-based options exercised during the years ended December 31, 2024 and 2023 was zero.

As reflected in the table above, 282,528 service-based options were granted during the year ended December 31, 2024. No service-based options were granted during the year ended December 31, 2023. No service-based options were exercised during the years ended December 31, 2024 and December 31, 2023. The weighted-average grant-date fair value of options granted during the year ended December 31, 2024 was $6.80. The total grant date fair value of options that vested during the years ended December 31, 2024 and December 31, 2023 was $1.7 million and $0.6 million.

There were 148,879 outstanding unvested service-based options as of December 31, 2024 and $1.3 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over the weighted-average period of 2.9 years.

Performance Milestone-based Stock Options

A summary of the Company’s performance milestone-based stock options activity and related information is as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2023	5,254	$417.00	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(148)	—	—	—
Balances as of December 31, 2023	5,106	$417.00	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	5,106	$417.00	5.6	$—
Vested and exercisable at December 31, 2024	1,702	$417.00	5.6	$—

As reflected in the table above, no performance milestone-based options were granted or exercised during the years ended December 31, 2024 and 2023. The total grant date fair value of performance milestone-based options that vested during the years ended December 31, 2024 and 2023 was immaterial. There were 3,404 of performance milestone-based unvested options outstanding as of December 31, 2024. Total unrecognized compensation costs were $0.1 million at December 31, 2024 and 2023, respectively.

Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2023	31,037	$442.20
Granted	50,584	199.00
Vested	—	—
Forfeited	(25,730)	327.80
Balances as of December 31, 2023	55,891	$272.80
Granted	49,548	190.80
Vested	(53,110)	272.80
Forfeited	(7,809)	182.60
Balances as of December 31, 2024	44,520	$193.80

The RSUs granted prior to the Closing of the Merger vested based on the satisfaction of both a service-based or a performance milestone(s)-based condition and a liquidity event condition, and the liquidity event condition was deemed satisfied upon the Closing of the Merger. The total RSU vesting expense was $17.0 million year ended December 31, 2024. As of December 31, 2024, the Company had $6.3 million of future expense to be recognized relating to the RSU’s which still require satisfaction of the service condition, which is expected to be recognized over the weighted-average period of 1.1 years.

Stock-Based Compensation

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,000	$4
Sales and marketing	1,446	1
General and administrative	13,718	638
Total stock-based compensation expense	$18,164	$643

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends.

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2024:

2024
Expected dividend yield(1)	—
Risk-free interest rate(2)	4.17% - 4.20%
Expected volatility(3)	85.00%- 86.20%
Expected life (in years)(4)	0.76 - 6.50
Fair value of common stock	$6.80 – 180.00

(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

Modification of Stock-Based Compensation Awards

In November 2024, 3,750 RSUs awarded to two individuals in August of 2024 were modified (the “Modification”), whereby the grants were modified and made as a grant of 3,750 stock options rather than RSUs. Because the original RSU awards were cancelled and replaced by stock options simultaneously, this is considered a modification of the original award. The modified stock options were granted for the same quantity of shares as the original RSU grant and will vest according to the original vesting schedules. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. There was no incremental fair value and as a result the Company recorded no additional stock-based compensation expense.